SHAREHOLDERS' EQUITY - Ranges of exercise prices (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	1,341,073	1,852,661
Weighted average exercise price	$ 7.03	$ 5.38
Number of options exercisable	773,983
Weighted average exercise price of exercisable options	$ 5.59
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	1,341,073
Weighted average remaining contractual life (in years)	3 years 10 months 13 days
Weighted average exercise price	$ 7.03
Number of options exercisable	773,983
Weighted average exercise price of exercisable options	$ 5.59
Range Of Exercise Price $3.40-4.03 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	230,900
Weighted average remaining contractual life (in years)	2 years 11 months 5 days
Weighted average exercise price	$ 3.87
Number of options exercisable	198,400
Weighted average exercise price of exercisable options	$ 3.85
Range Of Exercise Price $4.14-5.80 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	350,633
Weighted average remaining contractual life (in years)	2 years 5 months 1 day
Weighted average exercise price	$ 4.84
Number of options exercisable	264,633
Weighted average exercise price of exercisable options	$ 4.91
Range Of Exercise Price $6.25-8.17 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	469,390
Weighted average remaining contractual life (in years)	3 years 11 months 1 day
Weighted average exercise price	$ 7.06
Number of options exercisable	277,025
Weighted average exercise price of exercisable options	$ 6.86
Range of Exercise Price $9.69-19.30 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	290,150
Weighted average remaining contractual life (in years)	6 years 3 months 18 days
Weighted average exercise price	$ 12.15
Number of options exercisable	33,925
Weighted average exercise price of exercisable options	$ 10.56